Other Reserves - Summary of Information About Other Reserves (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Employee benefits reserve	$ 281	$ 290	$ 278
Foreign currency translation reserve	795	795	796
Hedging reserve	1	88	(586)
Distributable profits reserve	3,069	4,118	3,541
Other reserves	(38)	(30)	2
Total	$ 4,108	$ 5,261	$ 4,031